Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans - Commercial Loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	$ 16,987,189	$ 15,862,325
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	865,439	1,285,080
Write-off	(170,374)	(168,537)
Other adjustments	(28,613)	8,321
Gross carrying amount, Ending balance	17,653,641	16,987,189
Expected credit losses allowances, Beginning balance	645,072	506,569
Transfers
Transfers to stage 2	61,457	58,928
Transfers to stage 3	10,529	20,225
Transfers to stage 3	64,445	74,776
Transfers to stage 1	(24,850)	(22,087)
Transfers to stage 2	(11,884)	(19,188)
Transfers to stage 1	(61)	(40)
Net changes of the exposure and modifications in credit risk	28,056	193,594
Write-off	(170,374)	(167,382)
Other adjustments	975	(323)
Expected credit losses allowances, Ending balance	603,365	645,072
Corporate [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	9,723,988	10,208,264
Transfers:
Transfers from stage 1 to stage 2	(915,643)	(1,355,492)
Transfers from stage 1 to stage 3	(6,966)	(2,492)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	632,584	239,349
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	1,571,979	676,413
Write-off
Other adjustments	(36,430)	(1,243)
Gross carrying amount, Ending balance	10,969,512	9,764,799
Expected credit losses allowances, Beginning balance	39,174	21,539
Transfers
Transfers to stage 2	(11,895)	(23,652)
Transfers to stage 3	(84)	(9)
Transfers to stage 3
Transfers to stage 1	9,294	2,919
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	12,551	39,971
Write-off
Other adjustments	1,012	(1,179)
Expected credit losses allowances, Ending balance	50,052	39,589
Corporate [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	1,589,715	1,004,967
Transfers:
Transfers from stage 1 to stage 2	915,643	1,355,492
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(174,851)	(198,124)
Transfers from stage 2 to stage 1	(632,584)	(239,349)
Transfers from stage 3 to stage 2	4,410	4,022
Transfers from stage 3 to stage 1
Net changes of financial assets	(290,971)	(337,291)
Write-off
Other adjustments	1	(2)
Gross carrying amount, Ending balance	1,411,363	1,589,715
Expected credit losses allowances, Beginning balance	65,452	30,389
Transfers
Transfers to stage 2	51,953	50,253
Transfers to stage 3
Transfers to stage 3	(24,577)	(25,214)
Transfers to stage 1	(23,462)	(9,322)
Transfers to stage 2	297	943
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	31,673	18,462
Write-off
Other adjustments	(2)	(59)
Expected credit losses allowances, Ending balance	101,334	65,452
Corporate [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	530,066	401,007
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	6,966	2,492
Transfers from stage 2 to stage 3	174,851	198,124
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(4,410)	(4,022)
Transfers from stage 3 to stage 1
Net changes of financial assets	(76,707)	(537)
Write-off	(79,529)	(66,989)
Other adjustments		(9)
Gross carrying amount, Ending balance	551,237	530,066
Expected credit losses allowances, Beginning balance	261,505	196,165
Transfers
Transfers to stage 2
Transfers to stage 3	1,696	1,089
Transfers to stage 3	66,562	73,885
Transfers to stage 1
Transfers to stage 2	(1,715)	(1,560)
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	(26,003)	58,915
Write-off	(79,529)	(66,989)
Other adjustments
Expected credit losses allowances, Ending balance	222,516	261,505
Other Commercial [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	4,534,810	3,594,359
Transfers:
Transfers from stage 1 to stage 2	(215,952)	(277,926)
Transfers from stage 1 to stage 3	(26,769)	(52,304)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	105,704	162,768
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	67	138
Net changes of financial assets	(281,046)	1,056,882
Write-off
Other adjustments	7,541	10,082
Gross carrying amount, Ending balance	4,124,355	4,493,999
Expected credit losses allowances, Beginning balance	41,358	35,888
Transfers
Transfers to stage 2	(24,694)	(16,137)
Transfers to stage 3	(1,515)	(3,007)
Transfers to stage 3
Transfers to stage 1	5,223	4,921
Transfers to stage 2
Transfers to stage 1	17	5
Net changes of the exposure and modifications in credit risk	18,202	19,264
Write-off
Other adjustments	6	9
Expected credit losses allowances, Ending balance	38,597	40,943
Other Commercial [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	228,591	240,100
Transfers:
Transfers from stage 1 to stage 2	215,952	277,926
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(138,464)	(163,049)
Transfers from stage 2 to stage 1	(105,704)	(162,768)
Transfers from stage 3 to stage 2	60,942	117,446
Transfers from stage 3 to stage 1
Net changes of financial assets	(28,054)	(80,505)
Write-off
Other adjustments	(105)	(559)
Gross carrying amount, Ending balance	233,158	228,591
Expected credit losses allowances, Beginning balance	44,315	25,555
Transfers
Transfers to stage 2	46,093	48,464
Transfers to stage 3
Transfers to stage 3	(30,672)	(29,540)
Transfers to stage 1	(15,905)	(20,605)
Transfers to stage 2	2,129	4,424
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	(31,186)	15,122
Write-off
Other adjustments	(119)	895
Expected credit losses allowances, Ending balance	14,655	44,315
Other Commercial [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	380,019	413,628
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	26,769	52,304
Transfers from stage 2 to stage 3	138,464	163,049
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(60,942)	(117,446)
Transfers from stage 3 to stage 1	(67)	(138)
Net changes of financial assets	(29,762)	(29,882)
Write-off	(90,845)	(101,548)
Other adjustments	380	52
Gross carrying amount, Ending balance	364,016	380,019
Expected credit losses allowances, Beginning balance	193,268	197,033
Transfers
Transfers to stage 2
Transfers to stage 3	10,432	22,152
Transfers to stage 3	53,132	55,645
Transfers to stage 1
Transfers to stage 2	(12,595)	(22,995)
Transfers to stage 1	(78)	(45)
Net changes of the exposure and modifications in credit risk	22,819	41,860
Write-off	(90,845)	(100,393)
Other adjustments	78	11
Expected credit losses allowances, Ending balance	$ 176,211	$ 193,268